6. Senior Debt: Schedule of Senior Debt (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Senior Debt

	Weighted
	Average	Maximum	Average	Weighted
	Interest	Amount	Amount	Average
Year Ended	Rate at end	Outstanding	Outstanding	Interest Rate
December 31	of Year	During Year	During Year	During Year
	(In thousands, except % data)

2012:
Bank .........................................	3.75%	$ 45	$ 1	3.75%
Senior Demand Notes ............	1.97%	50,033	46,261	2.01%
Commercial Paper ..................	3.74%	225,861	214,214	3.91%
All Categories .................	3.42%	321,246	260,476	3.79%

2011:
Bank .........................................	3.75%	$ 2,925	$ 60	3.75%
Senior Demand Notes ............	2.12%	47,607	43,089	2.10%
Commercial Paper ..................	3.95%	197,194	185,120	4.25%
All Categories .................	3.60%	244,439	228,269	4.08%

2010:
Bank .........................................	3.75%	$ 16,912	$ 1,472	3.75%
Senior Demand Notes ............	2.11%	42,031	41,502	2.16%
Commercial Paper ..................	4.45%	167,200	145,820	4.86%
All Categories .................	3.99%	208,492	188,794	4.27%